Note 31 - Additional Information of the Cash Flow Statement - Reconciliation of Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Addition to property, plant, and equipment in exchange for liabilities, non-cash effects	$ 3,404	$ 23,874
Lease liabilities [member]
Statement Line Items [Line Items]
Addition to property, plant, and equipment in exchange for liabilities, non-cash effects	3,181	4,872
Long-term borrowings [member]
Statement Line Items [Line Items]
Addition to property, plant, and equipment in exchange for liabilities, non-cash effects	0	3,761
Suppliers [member]
Statement Line Items [Line Items]
Addition to property, plant, and equipment in exchange for liabilities, non-cash effects	0	15,241
Total for all related parties [member]
Statement Line Items [Line Items]
Addition to property, plant, and equipment in exchange for liabilities, non-cash effects	$ 223	$ 0